HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale:

AS AT JUN. 30, 2024 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate (Core and Transitional & Development)[1]	Real Estate (LP Investments) and Other[1]	Total
Assets
Cash and cash equivalents	$16	$—	$3	$3	$53	$75
Accounts receivable and other	7	9	2	69	68	155
Investment properties	—	—	—	1,781	901	2,682
Property, plant and equipment	387	85	103	2	442	1,019
Intangible assets	—	171	—	—	4	175
Other long-term assets	2	5	—	—	—	7
Deferred income tax assets	—	—	3	—	13	16
Assets classified as held for sale	$412	$270	$111	$1,855	$1,481	$4,129
Liabilities
Accounts payable and other	$96	$26	$8	$75	$168	$373
Non-recourse borrowings of managed entities	77	—	—	—	18	95
Deferred income tax liabilities	—	44	—	—	26	70
Liabilities associated with assets classified as held for sale	$173	$70	$8	$75	$212	$538
1.Real Estate core and transitional and development investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
As at June 30, 2024, assets held for sale primarily include:
•Six office assets, six retail assets, three hospitality assets, one multifamily asset, and one logistics asset in the U.S. and one hospitality asset in South Korea. These assets are held within our Real Estate segment and our real estate LP investments included within our Asset Management segment;
•A 67 MW portfolio of wind assets in the U.K., a 90 MW portfolio of hydroelectric assets in Brazil, and a 6 MW distributed generation asset in the U.S. within our Renewable Power and Transition segment; and
•A data center in the U.S. within our Infrastructure segment.